G. Stock-Based Compensation (Details 1)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Number of Shares
Nonvested beginning balance	592,907	1,749,161
Granted	691,250	1,095,000
Vested	(839,891)	(2,251,254)
Forfeited	(37,500)	0
Nonvested ending balance	406,766	592,907
Weighted Average Grant-Date Fair Value
Nonvested beginning balance	295,461	613,461
Granted	190,660	595,315
Vested	(369,320)	(913,167)
Forfeited	(10,607)	0
Nonvested ending balance	106,194	295,461